LIQUDITY - Investor acquire Class A shares (Details) - Feb. 21, 2021 - Subsequent event - Class A ordinary shares ¥ in Millions	CNY (¥)	$ / shares
Class of Stock [Line Items]
Consideration | ¥	¥ 12.0
Purchase price | $ / shares		$ 4.8